UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act file number 811-8699
                                   811-10019

Name of Fund:  Merrill Lynch U.S. High Yield Fund, Inc.
               Master U.S. High Yield Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Merrill Lynch U.S. High Yield Fund

Schedule of Investments as of December 31, 2004

              Beneficial Interest    Mutual Funds                                                                  Value
                   $  461,627,325    Master U.S. High Yield Trust                                            $   467,401,064

                                     Total Mutual Funds (Cost - $465,361,548) - 101.0%                           467,401,064

Total Investments (Cost-$465,361,548 ) - 101.0%                                                                  467,401,064
Liabilities in Excess of Other Assets - (1.0%)                                                                   (4,539,590)
                                                                                                             ---------------
Net Assets - 100.0%                                                                                          $   462,861,474
                                                                                                             ===============


Master U.S. High Yield Trust

Schedule of Investments as of December 31, 2004

                                 Face
Industry+                      Amount    Corporate Bonds                                                           Value
Aerospace &                $  250,000    K&F Acquisition, Inc., 7.75% due 11/15/2014 (d)                      $     258,125
Defense - 0.3%                425,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (d)                      459,000
                              400,000    Transdigm, Inc., 8.375% due 7/15/2011                                      429,000
                              100,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                          97,250
                                                                                                              -------------
                                                                                                                  1,243,375

Airlines - 1.5%             4,450,000    American Airlines, Inc. Series 2001-2, 7.80% due 4/01/2008               4,073,150
                              528,386    Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009           487,092
                            2,900,000    Delta Air Lines, Inc., 7.90% due 12/15/2009                              1,812,500
                            1,200,000    Evergreen International Aviation, Inc., 12% due 5/15/2010                  909,000
                                                                                                              -------------
                                                                                                                  7,281,742

Automotive - 2.5%           1,700,000    Advanced Accessory Holdings Corp., 13.25%** due 12/15/2011                 688,500
                              675,000    Affinia Group, Inc., 9% due 11/30/2014 (d)                                 703,687
                            2,000,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                          1,980,000
                            1,225,000    Cooper Standard Auto, 8.375% due 12/15/2014 (d)                          1,221,937
                              175,000    Delco Remy International, Inc., 9.375% due 4/15/2012                       179,375
                            6,306,000    Metaldyne Corp., 11% due 6/15/2012                                       5,233,980
                                         Tenneco Automotive, Inc.:
                            1,300,000         8.625% due 11/15/2014 (d)                                           1,352,000
                              200,000         Series B, 10.25% due 7/15/2013                                        236,000
                                                                                                              -------------
                                                                                                                 11,595,479

Broadcasting - 2.8%           750,000    CanWest Media, Inc., 8% due 9/15/2012 (d)                                  804,375
                              250,000    Fisher Communications, Inc., 8.625% due 9/15/2014 (d)                      270,000
                            6,100,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                         5,825,500
                            5,225,000    Paxson Communications Corp., 12.272%** due 1/15/2009                     4,885,375
                                         Young Broadcasting, Inc.:
                              250,000         8.50% due 12/15/2008                                                  267,500
                            1,100,000         8.75% due 1/15/2014                                                 1,108,250
                                                                                                              -------------
                                                                                                                 13,161,000

Cable - International -     2,475,000    Kabel Deutschland GmbH, 10.625% due 7/01/2014 (d)                        2,846,250
0.7%                          250,000    NTL Cable Plc, 8.75% due 4/15/2014 (d)                                     281,875
                                                                                                              -------------
                                                                                                                  3,128,125

Cable - U.S. - 5.2%         1,925,000    Adelphia Communications Corp., 6% due 2/15/2006 (Convertible) (h)          413,875
                              900,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                          969,750
                                         Charter Communications Holdings LLC.:
                            1,981,000         8.625% due 4/01/2009                                                1,718,517
                            3,000,000         10% due 4/01/2009                                                   2,700,000
                            1,200,000         9.625% due 11/15/2009                                               1,053,000
                            2,200,000    Charter Communications, Inc., 5.875% due 11/16/2009 (Convertible) (d)    2,477,750
                            3,000,000    Insight Communications Co., Inc., 9.81%** due 2/15/2011                  2,917,500
                            4,419,000    Loral Cyberstar, Inc., 10% due 7/15/2006 (h)                             3,358,440
                                         New Skies Satellites NV (d):
                              500,000         9.125% due 11/01/2012                                                 510,000
                              675,000         7.438% due 11/01/2012 (a)                                             695,250
                            3,250,000    PanAmSat Corp., 9% due 8/15/2014 (d)                                     3,627,813
                            3,625,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (d)                 4,087,188
                                                                                                              -------------
                                                                                                                 24,529,083

Chemicals - 7.0%            1,775,000    BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014 (d)             2,001,312
                            2,400,000    Crompton Corp., 9.875% due 8/01/2012 (d)                                 2,748,000
                            4,325,000    HMP Equity Holdings Corp., 20.19%** due 5/15/2008                        2,859,906
                            2,925,000    Huntsman International LLC, 9.875% due 3/01/2009                         3,210,188
                              250,000    INVISTA, 9.25% due 5/01/2012 (d)                                           278,750
                              250,000    Innophos, Inc., 8.875% due 8/15/2014 (d)                                   270,000
                            4,750,000    MacDermid, Inc., 9.125% due 7/15/2011                                    5,272,500
                                         NalCo. Co.:
                              800,000         7.75% due 11/15/2011                                                  864,000
                            1,200,000         8.875% due 11/15/2013                                               1,317,000
                            2,200,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                             2,475,000
                                         PolyOne Corp.:
                            4,025,000         10.625% due 5/15/2010                                               4,528,125
                            1,900,000         8.875% due 5/01/2012                                                2,066,250
                                         Rockwood Specialties Group, Inc.:
                            2,175,000         10.625% due 5/15/2011                                               2,501,250
                              250,000         7.50% due 11/15/2014 (d)                                              259,375
                            1,495,000    Terra Capital, Inc., 11.50% due 6/01/2010                                1,704,300
                              451,000    United Agri Products, 8.25% due 12/15/2011 (d)                             483,697
                                                                                                              -------------
                                                                                                                 32,839,653

Consumer Durables - 0.5%    3,650,000    Simmons Bedding Co., 10.213%** due 12/15/2014 (d)                        2,263,000

Consumer Products - 0.8%      250,000    Amscan Holdings, Inc., 8.75% due 5/01/2014                                 250,000
                            2,375,000    Remington Arms Co., Inc., 10.50% due 2/01/2011                           2,291,875
                              200,000    Riddell Bell Holdings, Inc., 8.375% due 10/01/2012 (d)                     207,000
                            1,150,000    United Industries Corp. Series D, 9.875% due 4/01/2009                   1,203,187
                                                                                                              -------------
                                                                                                                  3,952,062

Diversified Media - 3.1%    1,175,000    Dex Media, Inc., 8% due 11/15/2013                                       1,271,937
                            1,100,000    Dex Media West LLC, Series B, 9.875% due 8/15/2013                       1,267,750
                            4,700,000    Liberty Media Corp., 0.75% due 3/30/2023 (Convertible)                   5,657,625
                            1,078,000    PEI Holdings, Inc., 11% due 3/15/2010                                    1,255,870
                            3,500,000    Primedia, Inc., 7.625% due 4/01/2008                                     3,543,750
                                         Universal City Florida Holding Co. I/II (d):
                              250,000         8.375% due 5/01/2010                                                  259,375
                              750,000         7.20% due 5/01/2010 (a)                                               780,000
                              525,000    WDAC Subsidiary Corp., 8.375% due 12/01/2014 (d)                           517,781
                                                                                                              -------------
                                                                                                                 14,554,088

Energy-Other - 4.3%         1,250,000    Aventine Renewable Energy Holdings, Inc., 8.501% due
                                         12/15/2011 (a)(d)                                                        1,262,500
                              250,000    Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (d)                        255,000
                            1,664,000    Halliburton Co., 3.125% due 7/15/2023 (Convertible)                      2,046,720
                            1,375,000    Inergy LP / Inergy Finance Corp., 6.875% due 12/15/2014 (d)              1,381,875
                            3,700,000    Ocean Rig Norway AS, 10.25% due 6/01/2008                                3,811,000
                            1,121,000    Parker Drilling Co. Series B, 10.125% due 11/15/2009                     1,177,050
                            5,100,000    Star Gas Partners LP, 10.25% due 2/15/2013                               5,584,500
                            6,890,000    Trico Marine Services, Inc., 8.875% due 5/15/2012 (h)                    4,495,725
                                                                                                              -------------
                                                                                                                 20,014,370

Financial - 2.5%            3,725,000    Crum & Forster Holdings Corp., 10.375% due 6/15/2013                     4,153,375
                            4,400,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                     4,488,000
                            2,700,000    Refco Finance Holdings LLC, 9% due 8/01/2012 (d)                         2,956,500
                                                                                                              -------------
                                                                                                                 11,597,875

Food & Drug - 1.0%          5,113,000    Duane Reade, Inc., 9.75% due 8/01/2011 (d)                               4,652,830

Food/Tobacco - 5.7%         1,850,000    American Seafoods Group LLC, 10.125% due 4/15/2010                       1,988,750
                              659,335    Archibald Candy Corp., 10% due 11/01/2007 (h)                                6,593
                                         Commonwealth Brands, Inc. (d):
                            3,000,000         9.75% due 4/15/2008                                                 3,150,000
                            3,925,000         10.625% due 9/01/2008                                               4,121,250
                            2,175,000    Doane Pet Care Co., 10.75% due 3/01/2010                                 2,327,250
                                         Dole Food Co., Inc.:
                            1,875,000         7.25% due 6/15/2010                                                 1,926,562
                            2,375,000         8.875% due 3/15/2011                                                2,582,813
                            2,900,000    Landry's Restaurants, Inc., 7.50% due 12/15/2014 (d)                     2,878,250
                            2,000,000    Merisant Co., 9.50% due 7/15/2013 (d)                                    1,780,000
                            3,325,000    Mrs. Fields Famous Brands LLC, 11.50% due 3/15/2011                      3,308,375
                            4,375,000    Tabletop Holdings, Inc., 12.302%** due 5/15/2014 (d)                     1,859,375
                              850,000    The Wornick Co., 10.875% due 7/15/2011                                     922,250
                                                                                                              -------------
                                                                                                                 26,851,468

Gaming - 2.3%                 250,000    Boyd Gaming Corp., 8.75% due 4/15/2012                                     278,125
                              675,000    Choctaw Resort Development Enterprise, 7.25% due 11/15/2019 (d)            681,750
                            4,770,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                           5,056,200
                            2,000,000    Mandalay Resort Group Series B, 10.25% due 8/01/2007                     2,260,000
                              250,000    Premier Entertainment Biloxi LLC., 10.75% due 2/01/2012                    273,125
                            2,025,000    Venetian Casino Resort LLC, 11% due 6/15/2010                            2,311,031
                                                                                                              -------------
                                                                                                                 10,860,231

Health Care - 3.5%          3,950,000    Alpharma, Inc., 8.625% due 5/01/2011 (d)                                 4,127,750
                              250,000    Concentra Operating Corp., 9.125% due 6/01/2012 (d)                        282,500
                              781,000    Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008              847,385
                            1,850,000    HealthSouth Corp. Term A, due 1/16/2011***                               2,032,688
                            1,975,000    Team Health, Inc., 9% due 4/01/2012                                      1,930,562
                            1,275,000    Tenet Healthcare Corp., 9.875% due 7/01/2014 (d)                         1,389,750
                            2,650,000    US Oncology, Inc., 10.75% due 8/15/2014 (d)                              3,067,375
                              250,000    VWR International, Inc., 8% due 4/15/2014                                  266,875
                            1,075,000    Vanguard Health Holding Co. II LLC, 9% due 10/01/2014 (d)                1,150,250
                            1,000,000    Ventas Realty LP, 9% due 5/01/2012                                       1,166,250
                                                                                                              -------------
                                                                                                                 16,261,385

Housing - 1.1%                           Building Materials Corp. of America:
                              500,000         8% due 12/01/2008                                                     515,000
                            1,350,000         7.75% due 8/01/2014 (d)                                             1,361,812
                            1,725,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (d)              1,707,750
                            1,625,000    THL Buildco, Inc., 8.50% due 9/01/2014 (d)                               1,698,125
                                                                                                              -------------
                                                                                                                  5,282,687

Hybrid - 2.2%              10,000,000    Dow Jones CDX.NA.HY.3 Trust 3 December 2009, 8% due 12/29/2009 (d)      10,256,250

Information                 3,800,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012 (d)                   3,956,750
Technology - 3.4%                        Amkor Technology, Inc.:
                            2,250,000         10.50% due 5/01/2009                                                2,250,000
                            2,925,000         7.125% due 3/15/2011                                                2,749,500
                            3,000,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (Convertible) (d)       3,168,750
                                         MagnaChip SemiConductor SA (d):
                              550,000         6.875% due 12/15/2011 (a)                                             566,500
                              325,000         8% due 12/15/2014                                                     338,813
                            2,240,000    Quantum Corp., 4.375% due 8/01/2010 (Convertible)                        2,200,800
                              525,000    Viasystems, Inc., 10.50% due 1/15/2011                                     514,500
                                                                                                              -------------
                                                                                                                 15,745,613

Leisure - 2.4%              1,000,000    Felcor Lodging LP, 9% due 6/01/2011                                      1,132,500
                            5,000,000    Host Marriott LP Series E, 8.375% due 2/15/2006                          5,225,000
                            2,075,000    Intrawest Corp., 7.50% due 10/15/2013                                    2,207,281
                              300,000    John Q Hammons Hotels LP Series B, 8.875% due 5/15/2012                    339,000
                            2,200,000    Meristar Hospitality Corp., 9% due 1/15/2008                             2,318,250
                              250,000    True Temper Sports, Inc., 8.375% due 9/15/2011                             232,500
                                                                                                              -------------
                                                                                                                 11,454,531

Manufacturing - 7.2%        2,500,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (d)                     2,537,500
                                         Case New Holland, Inc. (d):
                            3,000,000         6% due 6/01/2009                                                    2,925,000
                            2,350,000         9.25% due 8/01/2011                                                 2,614,375
                            1,750,000    Columbus McKinnon Corp. 10% due 8/01/2010                                1,968,750
                              200,000    ERICO International Corp., 8.875% due 3/01/2012                            210,000
                            3,375,000    Eagle-Picher Industries, Inc., 9.75% due 9/01/2013                       3,375,000
                            4,200,000    FastenTech, Inc., 11.50% due 5/01/2011 (d)                               4,830,000
                            3,325,000    Invensys Plc, 9.875% due 3/15/2011 (d)                                   3,574,375
                            1,850,000    Mueller Group, Inc., 10% due 5/01/2012                                   2,016,500
                              250,000    NSP Holdings LLC, 11.75% due 1/01/2012 (c) (d)                             252,500
                            2,875,000    Propex Fabrics, Inc., 10% due 12/01/2012 (d)                             2,982,813
                              400,000    Rexnord Corp., 10.125% due 12/15/2012                                      452,000
                              925,000    Sensus Metering Systems, Inc., 8.625% due 12/15/2013                       948,125
                            4,250,000    Superior Essex Communications LLC, 9% due 4/15/2012                      4,377,500
                              225,000    Trimas Corp., 9.875% due 6/15/2012                                         238,500
                              250,000    Valmont Industries, Inc., 6.875% due 5/01/2014                             260,000
                                                                                                              -------------
                                                                                                                 33,562,938

Metal - Other - 0.2%        3,850,000    Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (h)                       813,313

Packaging - 4.4%                         Crown European Holdings SA:
                            1,800,000         9.50% due 3/01/2011                                                 2,052,000
                            2,100,000         10.875% due 3/01/2013                                               2,483,250
                                         Graham Packaging Co., Inc. (d):
                              400,000         8.50% due 10/15/2012                                                  420,000
                              450,000         9.875% due 10/15/2014                                                 480,375
                                         Pliant Corp.:
                            1,650,000         11.125% due 9/01/2009                                               1,798,500
                            2,850,000         13% due 6/01/2010                                                   2,764,500
                            4,800,000    Portola Packaging, Inc., 8.25% due 2/01/2012                             3,792,000
                                         Tekni-Plex, Inc.:
                            1,000,000         12.75% due 6/15/2010                                                  950,000
                              250,000         8.75% due 11/15/2013 (d)                                              248,750
                                         U.S. Can Corp.:
                              700,000         10.875% due 7/15/2010                                                 742,000
                            4,000,000         12.375% due 10/01/2010                                              3,840,000
                            1,050,000    Wise Metals Group LLC, 10.25% due 5/15/2012                              1,060,500
                                                                                                              -------------
                                                                                                                 20,631,875

Paper - 3.0%                1,250,000    Ainsworth Lumber Co. Ltd, 7.25% due 10/01/2012 (d)                       1,271,875
                            2,750,000    Georgia-Pacific Corp., 9.375% due 2/01/2013                              3,203,750
                                         Graphic Packaging International Corp.:
                              100,000         8.50% due 8/15/2011                                                   109,250
                              669,000         9.50% due 8/15/2013                                                   760,988
                            3,600,000    JSG Funding Plc, 9.625% due 10/01/2012                                   4,014,000
                              250,000    Jefferson Smurfit Corp. US, 7.50% due 6/01/2013                            266,875
                              200,000    Millar Western Forest Products Ltd., 7.75% due 11/15/2013                  214,000
                              500,000    Riverside Forest Products, 7.875% due 3/01/2014                            550,000
                              250,000    Tembec Industries, Inc., 8.625% due 6/30/2009                              251,250
                            2,890,000    Western Forest Products, Inc., 15% due 7/28/2009 (c) (d)                 3,258,475
                                                                                                              -------------
                                                                                                                 13,900,463

Retail - 1.0%               1,400,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014 (d)                          1,435,000
                            3,000,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (d)             3,075,000
                                                                                                              -------------
                                                                                                                  4,510,000

Services - 4.8%                          Allied Waste North America Series B:
                            3,000,000         5.75% due 2/15/2011                                                 2,820,000
                            3,325,000         7.375% due 4/15/2014                                                3,183,687
                            9,011,855    Anthony Crane Rental LP, 9.375% due 2/01/2008 (c) (h)                      135,178
                            2,925,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                   2,957,906
                            3,725,000    The Shaw Group, Inc., 10.75% due 3/15/2010                               4,106,813
                            4,975,000    United Rentals North America, Inc., 7.75% due 11/15/2013 (d)             4,875,500
                              850,000    Waste Services, Inc., 9.50% due 4/15/2014 (d)                              845,750
                                         Williams Scotsman, Inc.:
                            2,725,000         9.875% due 6/01/2007                                                2,725,000
                              675,000         10% due 8/15/2008                                                     749,250
                                                                                                              -------------
                                                                                                                 22,399,084

Steel - 0.1%                  500,000    Ucar Finance, Inc., 10.25% due 2/15/2012(d)                                571,250

Telecommunications - 4.5%                ADC Telecommunications, Inc. (Convertible):
                            1,631,000         1% due 6/15/2008                                                    1,631,000
                            1,500,000         3.065% due 6/15/2013 (a)                                            1,556,250
                            2,500,000    Alaska Communications Systems Holdings, Inc., 9.375% due 5/15/2009       2,581,250
                            3,275,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                              3,315,938
                            1,000,000    Fairpoint Communications, Inc. Series B, 9.50% due 5/01/2008             1,015,000
                            3,750,000    LCI International, Inc., 7.25% due 6/15/2007                             3,646,875
                                         Qwest Communications International (d):
                            2,000,000         7.50% due 2/15/2011                                                 2,050,000
                              700,000         7.50% due 2/15/2014                                                   707,000
                            1,850,000    Terremark Worldwide, Inc., 9.50% due 6/15/2009 (Convertible) (d)         1,715,875
                                         Time Warner Telecom, Inc.:
                              400,000         9.75% due 7/15/2008                                                   405,000
                            2,800,000         10.125% due 2/01/2011                                               2,751,000
                                                                                                              -------------
                                                                                                                 21,375,188

Transportation - 0.8%         750,000    General Maritime Corp., 10% due 3/15/2013                                  862,500
                            2,400,000    Laidlaw International, Inc., 10.75% due 6/15/2011                        2,802,000
                                                                                                              -------------
                                                                                                                  3,664,500

Utility - 6.4%                800,000    The AES Corp., 7.75% due 3/01/2014                                         868,000
                              250,000    ANR Pipeline Co., 8.875% due 3/15/2010                                     280,000
                                         Calpine Corp.:
                            1,000,000         8.75% due 7/15/2007                                                   875,000
                            9,450,000         9.875% due 12/01/2011 (d)                                           8,268,750
                            3,025,000         8.75% due 7/15/2013 (d)                                             2,495,625
                            1,475,000    Calpine Generating Co. LLC, 11.169% due 4/01/2011 (a)                    1,441,812
                            3,300,000    Centerpoint Energy, Inc., 3.75% due 5/15/2023 (Convertible)              3,774,375
                                         El Paso Corp.:
                            1,950,000         6.75% due 5/15/2009                                                 1,979,250
                              900,000         7% due 5/15/2011                                                      910,125
                              300,000    El Paso Production Holding Co., 7.75% due 6/01/2013                        314,250
                            1,650,000    Reliant Energy, Inc., 6.75% due 12/15/2014                               1,639,688
                              250,000    Sierra Pacific Power Co. Series A, 8% due 6/01/2008                        273,750
                            4,000,000    Southern Star Central Corp., 8.50% due 8/01/2010                         4,430,000
                            2,050,000    Texas Genco LLC/Texas Genco Financing Corp., 6.875% due
                                         12/15/2014 (d)                                                           2,119,188
                                                                                                              -------------
                                                                                                                 29,669,813

Wireless                                 Centennial Communications Corp.:
Communications - 3.1%       1,550,000         10.125% due 6/15/2013                                               1,739,875
                            1,600,000         8.125% due 2/01/2014                                                1,644,000
                            4,175,000    Dobson Cellular Systems, 9.875% due 11/01/2012 (d)                       4,112,375
                            1,175,000    Horizon PCS, Inc./Old, 11.375% due 7/15/2012 (d)                         1,316,000
                            3,850,000    Millicom International Cellular SA, 10% due 12/01/2013 (d)               4,028,063
                            1,200,000    SBA Communications Corp., 8.50% due 12/01/2012 (d)                       1,224,000
                                                                                                              -------------
                                                                                                                 14,064,313

                                         Total Corporate Bonds (Cost - $403,569,581) - 88.3%                    412,687,584



                               Shares
                                 Held    Common Stocks
Cable - International - 0.2%   66,512    Telewest Global, Inc. (b)                                                1,169,281

Manufacturing - 0.1%           21,202    Thermadyne Holdings Corp. (b)                                              278,806

Paper - 0.5%                  385,732    Western Forest Products, Inc. (b)(c)(d)                                  2,140,899

                                         Total Common Stocks  (Cost - $10,976,836) - 0.8%                         3,588,986


                                         Preferred Stocks
Automotive - 0.7%             120,000    General Motors Corp. Series C (Convertible)                              3,199,200

Broadcasting - 0.2%            26,000    Emmis Communications Corp. Class A (Convertible)                         1,197,300

Telecommunications - 0.0%          34    PTV, Inc. Series A                                                             154

                                         Total Preferred Stocks  (Cost - $4,089,615) - 0.9%                       4,396,654


                                         Warrants (e)
Cable - U.S.- 0.0%             61,075    Loral Space & Communications                                                   489

Health Care - 0.0%             52,113    HealthSouth Corp.                                                          117,254

Packaging - 0.0%                3,250    Pliant Corp.                                                                    33

Wireless                          950    American Tower Corp.                                                       218,500
Communications - 0.1%
                                         Total Warrants  (Cost - $185,847)--0.1%                                    336,276


                           Beneficial
                             Interest    Other Interests (f)
                         $  7,087,950    US Airways Group, Inc. - Certificate of Beneficial Interest              1,984,626

                                         Total Other Interests  (Cost - $1,913,747) - 0.4%                        1,984,626


                                         Short-Term Investments
                           36,413,851    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (g)             36,413,851

                                         Total Short-Term Investments  (Cost - $36,413,851) - 7.8%               36,413,851

                                         Total Investments (Cost - $457,149,477*) - 98.3%                       459,407,977
                                         Other Assets Less Liabilities - 1.7%                                     7,993,087
                                                                                                              -------------
                                         Net Assets - 100.0%                                                  $ 467,401,064
                                                                                                              =============

  * The cost and unrealized appreciation/depreciation of investments, as of December 31, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   457,999,748
                                                    ===============
    Gross unrealized appreciation                   $    25,353,345
    Gross unrealized depreciation                      (23,945,116)
                                                    ---------------
    Net unrealized appreciation                     $     1,408,229
                                                    ===============

 ** Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Trust.

*** Floating rate corporate debt in which the Trust invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate),
    (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate. Corporate Loans represent 0.4% of the Trust's net assets.

  + For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Floating rate note.

(b) Non-income producing security.

(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(g) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
    Act of 1940) were as follows:

                                                 Net           Interest
     Affiliate                                 Activity         Income

     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I             $  (2,696,044)    $  510,748

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

    Financial futures contracts sold as of December 31, 2004 were as follows:

    Number of                   Expiration      Face        Unrealized
    Contracts      Issue           Date        Value       Depreciation

      175       10-Year U.S.      March     $19,589,551     $ (219,005)
                Treasury Bond      2005


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. High Yield Fund, Inc. and
Master U.S. High Yield Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: February 24, 2005